Factoring Arrangement	9 Months Ended
Mar. 31, 2020
Factoring Arrangement
Factoring Arrangement

NOTE 5 – FACTORING ARRANGEMENT

On August 23, 2019, the Company entered into a Factoring Agreement (“Factoring Agreement”) with CSNK Working Capital Finance Corp. d/b/a Bay View Funding (“CSNK”) for a factoring facility under which CSNK will, from time to time, buy approved receivables from the Company. The factoring facility provides for the Company to have access to the lesser of (i) $3 million (“Maximum Credit”) or (ii) the sum of all undisputed receivables purchased by CSNK multiplied by 90% (which percentage may be reduced by CSNK in its sole discretion). Upon receipt of any advance, Company will have sold and assigned all of its rights in such receivables and all proceeds thereof. The factoring facility is secured by the Company’s accounts, equipment, inventory, financial assets, chattel paper, electronic chattel paper, letters of credit, letters of credit rights, general intangibles, investment property, deposit accounts, documents, instruments, supporting obligations, commercial tort claims, the reserve, motor vehicles, all books, records, files and computer data relating to the foregoing, and all proceeds of the foregoing. The Company is required to pay CSNK a facility fee of 1.0% of the Maximum Credit upon execution of the Factoring Agreement and a factoring fee of 0.75% of the face value of purchased receivables for 1st 30-days such receivables are outstanding after purchase and 0.35% for each 15-days thereafter until the receivables are repaid in full or otherwise repurchased by the Company or otherwise written off by CSNK. In addition, the Company is required to pay financing fees on the outstanding advances equal to a floating rate per annum equal to the Prime plus 2.0% (8.0% floor). In the event, the aggregate factoring fees and financing fees together are less than 0.5% of the Maximum Credit in any one month, the Company will pay CSNK the difference for such month. CSNK has the right to demand repayment of any purchased receivables which remain unpaid for 90-days after purchase or with respect to which any account debtor asserts a dispute.

The factoring facility is for an initial term of twelve months and will renew on a year to year basis thereafter, unless terminated in accordance with the Factoring Agreement. The Company may terminate the Factoring Agreement at any time upon 60 days prior written notice and payment to CSNK of an early termination fee equal to 0.5% of the Maximum Credit multiplied by the number of months remaining in the current term. As of March 31, 2020, an outstanding balance of $399,000 was due to CSNK under the Factoring Agreement.